Consolidated Balance Sheets	Dec. 31, 2022 USD ($) $ / shares shares
Assets
Investments, at fair value (Cost - $78,854,778)	$ 49,604,108
Cash	12,025,800
Deferred offering costs	72,170
Interest Receivable	184,250
Total Assets	61,886,328
Liabilities
Warrant liabilities, at fair value	3,571,824
Professional fees payable	292,251
Management fee payable	469,566
Offering cost payable to Organizer	216,510
Fund administration fee payable	169,458
Payable to Shareholder	75,000
Organization cost payable to Organizer	70,202
Other fees payable	32,653
Total Liabilities	5,122,288
Net Assets
Commitments and contingencies
Net Assets Consist Of:
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	64,722,000
Total distributable losses	(7,957,960)
Net Assets attributable to Common Shareholders	$ 56,764,040	[1],[2]
Net Asset Value Per Share
Common Shares outstanding of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding | shares	10,879,905
Net Asset Value Per Share applicable to Common Shareholders | $ / shares	$ 5.22	[1],[2]
Related Party [Member]
Liabilities
Due to Organizer	$ 224,824

[1]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[2]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not were not presented for the Fund for the 2021 period.